UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2007

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):     [ ]is a restatement.
     [ ]adds new holdings
     entries.
Institutional Investment Manager Filing     this Report:

Name:      Towle & Co.
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Address:   1610 Des Peres Road, Suite 250
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           St. Louis, MO 63131
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Lewis, CFA
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Title:   Director of Research
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Phone:   314-822-0204
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Signature, Place, and Date of Signing:

 Peter J. Lewis                  St. Louis, MO                   07/18/07
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[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
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Form 13F Information Table Entry Total:    54
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Form 13F Information Table Value Total:   $351,401
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

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Advantage Energy Income Fund   Foreign Unit     00762l101      633   45000 SH       Sole    None       45000      -       -
Trust
Alpha Natural Resources Inc    Common Stock     02076x102    11806  567900 SH       Sole    None      311600      -  256300
AmeriServ Financial Inc        Common Stock     03074a102     4055  921803 SH       Sole    None      511700      -  410103
Arkansas Best Corp             Common Stock     040790107     7393  189720 SH       Sole    None      104150      -   85570
ArvinMeritor Inc               Common Stock     043353101    13837  623300 SH       Sole    None      342200      -  281100
Beazer Homes USA Inc           Common Stock     07556q105     6490  263109 SH       Sole    None      145150      -  117959
Building Materials Holding     Common Stock     120113105     5325  375300 SH       Sole    None      207400      -  167900
Corp
Canetic Resources Trust        Foreign Unit     137513107      651   40000 SH       Sole    None       40000      -       -
Celestica Inc                  Common Stock     15101q108     9018 1442900 SH       Sole    None      798400      -  644500
Chiquita Brands Intl Inc       Common Stock     170032809    13563  715400 SH       Sole    None      395400      -  320000
CNA Financial Corp             Common Stock     126117100     9814  205800 SH       Sole    None      112850      -   92950
ConocoPhillips                 Common Stock     20825c104     5777   73600 SH       Sole    None       40200      -   33400
Covenant Transport Group Inc   Common Stock     22284p105     5040  442150 SH       Sole    None      245050      -  197100
Excel Maritime Carriers Ltd    Common Stock     v3267n107    10716  425600 SH       Sole    None      250100      -  175500
Flexsteel Industries Inc       Common Stock     339382103     4768  328855 SH       Sole    None      180587      -  148268
Ford Motor Co                  Common Stock     345370860     5798  615600 SH       Sole    None      336400      -  279200
Furniture Brands Intl Inc      Common Stock     360921100     8551  602200 SH       Sole    None      331100      -  271100
Hess Corporation               Common Stock     42809h107    10412  176595 SH       Sole    None       97350      -   79245
Hovnanian Enterprises Inc      Common Stock     442487203    10009  605556 SH       Sole    None      333743      -  271813
Infocus Corporation            Common Stock     45665B106      223  100000 SH       Sole    None      100000      -       -
INTL Coal Grp                  Common Stock     45928H106      598  100000 SH       Sole    None      100000      -       -
Irwin Financial Corp           Common Stock     464119106     4661  311400 SH       Sole    None      185146      -  126254
Kellwood Co                    Common Stock     488044108     5944  211400 SH       Sole    None      115950      -   95450
Korea Electric Power Corp      Sponsored ADR    500631106     9997  456500 SH       Sole    None      254500      -  202000
LandAmerica Financial Gr       Common Stock     514936103     7285   75505 SH       Sole    None       41425      -   34080
Leadis Technology, Inc.        Common Stock     52171N103      351  100000 SH       Sole    None      100000      -       -
Lear Corp                      Common Stock     521865105    12844  360700 SH       Sole    None      197300      -  163400
M/I Homes Inc                  Common Stock     55305b101     9794  368230 SH       Sole    None      201700      -  166530
Max Worldwide, Inc             Common Stock     577940109       54  155000 SH       Sole    None      155000      -       -
Meritage Homes Corporation     Common Stock     59001a102     5117  191300 SH       Sole    None      105600      -   85700
Motive, Inc.                   Common Stock     61980V107      426  156800 SH       Sole    None      156800      -       -
Natuzzi Spa                    Sponsored ADR    63905a101     2117  266400 SH       Sole    None      145500      -  120900
Navistar International Corp    Common Stock     63934e108    29696  449950 SH       Sole    None      247050      -  202900
Newpark Resources Inc          Common Stock     651718504     8362 1079000 SH       Sole    None      589600      -  489400
Peak International Ltd         Common Stock     G69586108      566  200000 SH       Sole    None      200000      -       -
PMA Capital Corp               Common Stock     693419202     7628  713581 SH       Sole    None      395243      -  318338
PolyOne Corporation            Common Stock     73179p106     6140  853979 SH       Sole    None      478679      -  375300
Proliance International Inc    Common Stock     74340r104     3432 1107248 SH       Sole    None      612934      -  494314
Quaker Fabric Corp             Common Stock     747399103     1468 1288172 SH       Sole    None      716733      -  571439
Quanta Capital Holdings Ltd    Common Stock     g7313f106     2425 1010600 SH       Sole    None      546500      -  464100
Ryerson Inc                    Common Stock     78375p107    24646  654614 SH       Sole    None      362000      -  292614
Sanmina-SCI Corp               Common Stock     800907107     7327 2341100 SH       Sole    None     1291800      - 1049300
Selectica, Inc                 Common Stock     816288104      288  150000 SH       Sole    None      150000      -       -
Spansion Inc                   Common Stock     84649R101      444   40000 SH       Sole    None       40000      -       -
Stewart Info. Services Corp    Common Stock     860372101     7105  178400 SH       Sole    None       97900      -   80500
Sypris Solutions Inc.          Common Stock     871655106      561   70000 SH       Sole    None       70000      -       -
Tecumseh Products Co           Common Stock     878895200     3958  251980 SH       Sole    None      137480      -  114500
Tesoro Corporation             Common Stock     881609101     6889  120548 SH       Sole    None       66850      -   53698
True Energy Trust              Foreign Unit     897839106      540  100000 SH       Sole    None      100000      -       -
Unifi Inc                      Common Stock     904677101     6016 2296300 SH       Sole    None     1243600      - 1052700
Union Drilling Inc             Common Stock     90653p105     6817  415200 SH       Sole    None      223100      -  192100
Valero Energy Corp             Common Stock     91913y100    10159  137550 SH       Sole    None       75700      -   61850
Virco Mfg Corp                 Common Stock     927651109     3781  574701 SH       Sole    None      313160      -  261541
YRC Worldwide Inc              Common Stock     984249102    10062  273450 SH       Sole    None      150650      -  122800